Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term Investments
Structured deposits	¥ 330,754		¥ 380,941
Wealth management products	1,439,068		406,318
Total	1,769,822		787,259		$ 249,274
Investment income	¥ 41,695	$ 5,873	¥ 70,380	¥ 59,177